Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments

4. Investments

Fair values

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

	Amortized cost	Gross unrealized		Fair value
($ in thousands)		Gains	Losses
December 31, 2011
U.S. government and agencies	$84,059	$5,943	$—	$90,002
Municipal	2,499	399	—	2,898
Corporate	169,820	12,105	(99)	181,826
Foreign government	4,998	239	—	5,237
RMBS	40,089	2,427	(9)	42,507
CMBS	8,514	360	(518)	8,356
ABS	2,806	8	—	2,814

Total fixed income securities	$312,785	$21,481	$(626)	$333,640

December 31, 2010
U.S. government and agencies	$70,426	$3,513	$(383)	$73,556
Municipal	2,999	177	—	3,176
Corporate	154,261	9,345	(19)	163,587
Foreign government	4,998	92	—	5,090
RMBS	55,376	2,429	(3)	57,802
CMBS	8,523	427	(87)	8,863
ABS	8,265	117	—	8,382

Total fixed income securities	$304,848	$16,100	$(492)	$320,456

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2011:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$14,017	$14,268
Due after one year through five years	166,125	175,871
Due after five years through ten years	71,112	79,239
Due after ten years	18,636	18,941

	269,890	288,319
RMBS and ABS	42,895	45,321

Total	$312,785	$333,640

Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

Net investment income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2011	2010	2009
Fixed income securities	$12,133	$12,480	$12,098
Short-term and other investments	11	21	107

Investment income, before expense	12,144	12,501	12,205
Investment expense	(308)	(434)	(422)

Net investment income	$11,836	$12,067	$11,783

Realized capital gains and losses

The Company recognized net realized capital gains of $2.1 million, $694 thousand and $1.5 million in 2011, 2010 and 2009, respectively. Realized capital gains and losses in 2011 included $12 thousand of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. Realized capital gains and losses in 2010 and 2009 did not include any other-than-temporary impairment losses and therefore, none were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2011 or 2010.

Gross gains of $1.9 million, $652 thousand and $1.5 million and gross losses of $3 thousand, zero, and $3 thousand were realized on sales of fixed income securities during 2011, 2010 and 2009, respectively.

Unrealized net capital gains and losses

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2011
Fixed income securities	$333,640	$21,481	$(626)	$20,855
Short-term investments	12,974	—	—	—

Unrealized net capital gains and losses, pre-tax				20,855
Deferred income taxes				(7,299)

Unrealized net capital gains and losses, after-tax				$13,556

	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2010
Fixed income securities	$320,456	$16,100	$(492)	$15,608
Short-term investments	11,593	—	—	—

Unrealized net capital gains and losses, pre-tax				15,608
Deferred income taxes				(5,463)

Unrealized net capital gains and losses, after-tax				$10,145

Change in unrealized net capital gains and losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2011	2010	2009
Fixed income securities	$5,247	$7,052	$8,895
Short-term investments	—	—	2

Total	5,247	7,052	8,897
Deferred income taxes	(1,836)	(2,468)	(3,114)

Increase in unrealized net capital gains and losses	$3,411	$4,584	$5,783

Portfolio monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.

If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in thousands)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
December 31, 2011
Corporate	1	$5,161	$(99)	—	$—	$—	$(99)
RMBS	1	1,075	(9)	—	—	—	(9)
CMBS	1	1,484	(518)	—	—	—	(518)

Total	3	$7,720	$(626)	—	$—	$—	$(626)

December 31, 2010
U.S. government and agencies	1	$9,546	$(383)	—	$—	$—	$(383)
Corporate	1	4,968	(19)	—	—	—	(19)
RMBS	3	385	(3)	—	—	—	(3)
CMBS	—	—	—	1	1,916	(87)	(87)

Total	5	$14,899	$(405)	1	$1,916	$(87)	$(492)

As of December 31, 2011, $108 thousand of unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of these unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

As of December 31, 2011, the remaining $518 thousand of unrealized losses are related to one investment grade security in an unrealized loss position greater than 20% of amortized cost. The security was evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and was determined to have adequate resources to fulfill contractual obligations.

As of December 31, 2011, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

Municipal bonds

The principal geographic distribution of municipal bond issuers represented in the Company’s municipal bond portfolio was 100% in Washington as of December 31, 2011 and 84% and 16% in Washington and Puerto Rico, respectively, as of December 31, 2010.

Concentration of credit risk

As of December 31, 2011, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity.

Other investment information

As of December 31, 2011, fixed income securities and short-term investments with a carrying value of $10.3 million were on deposit with regulatory authorities as required by law.